Related Party Balances and Transactions (Details) - Feb. 28, 2026	HKD ($)	USD ($)
Subsequent Event [Member] | Related Party [Member]
Related Party Balances and Transactions [Line Items]
Accounts receivable	$ 188,169	$ 24,176